united states
                    securities and exchange commission
                          washington, d.c. 20549

                               form n-csr

           certified shareholder report of registered management
                          investment companies

Investment Company Act file number  811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

431 North Pennsylvania Street, Indianapolis, IN 46204
(Address of principal executive offices)             (Zip code)

Timothy Ashburn, Unified Fund Services, 431 North Pennsylvania Street,
                                               Indianapolis, IN 46204
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end:  11/03

Date of reporting period: 5/31/03

          Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

          A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.ss 3507.

Item 1.  Reports to Stockholders.

Dear Fellow Shareholders:

          Please find attached the semi-annual financial statements for the RiverGuide Fund. We invite all shareholders to review the RiverGuide Fund's performance and celebrate its continued progress.

          We welcome our new shareholders and look forward to furthering the investment objectives of all of our shareholders. As always, your questions and comments are welcome. We appreciate your confidence in the RiverGuide Fund!

Sincerely,



L. Brent Bates

Portfolio Manager
President and Chief Executive Officer
Bates Total Asset Management, Inc.





          FOR MORE INFORMATION, INCLUDING CHARGES AND EXPENSES, OBTAIN A PROSPECTUS BY CALLING (877) 322-0574. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFOE INVESTING. THE FUND IS DISTRIBUTED BY UNIFIED FINANCIAL SECURITIES, INC.

The RiverGuide Fund
Schedule of Investments
May 31, 2003 (Unaudited)

                                                                                   Shares                           Value
Common Stocks - 0.00%
Services-Computer Integrated Systems Design
Scient, Inc. (a)                                                                      62                   $           0
                                                                                                           ----------------

TOTAL COMMON STOCKS (Cost $176)                                                                                        0
                                                                                                           ----------------

Put Options - 6.30%
NASDAQ 100 Trust, 6/21/2003 @ 29                                                     400                         100,000
NASDAQ 100 Trust, 6/21/2003 @ 30                                                     200                         360,000
                                                                                                           ----------------

TOTAL PUT OPTIONS (Cost $1,164,000)                                                                              460,000
                                                                                                           ----------------


                                                                                  Principal Amount
U.S. Treasury & Agency Obligations - 13.76%
U.S. Treasury Bills  0.00%  07/03/2003 (c)                                          1,006,000                  1,004,940
                                                                                                           ----------------

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (Cost $1,004,940)                                                     1,004,940
                                                                                                           ----------------

Money Market Securities - 80.14%
Huntington Money Market Fund - Class A, 0.25%, (Cost $5,853,185) (b)                4,381,429                  5,853,185
                                                                                                           ----------------

TOTAL INVESTMENTS (Cost $8,022,301) - 100.20%                                                              $   7,318,125
                                                                                                           ----------------

Liabilities in excess of other assets - (0.20)%                                                                 (14,713)
                                                                                                           ----------------

TOTAL NET ASSETS - 100.00%                                                                                 $   7,303,412
                                                                                                           ================

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at May 31, 2003.
(c) Security held in segregated account as collateral for short positions.

See accompanying notes which are an integral part of the financial statements.

The RiverGuide Fund
Statement of Assets and Liabilities
May 31, 2003 (Unaudited)

Assets
Investments in securities, at value (cost $8,022,301)                                               $  7,318,125
Interest receivable                                                                                        1,273
Receivable for fund shares sold                                                                            3,000
                                                                                                    ---------------
     Total assets                                                                                      7,322,398
                                                                                                    ---------------
Liabilities
Accrued advisory fees                                                                                     17,140
Other payables and accrued expenses                                                                        1,846
                                                                                                    ---------------
     Total liabilities                                                                                    18,986
                                                                                                    ---------------

Net Assets                                                                                          $  7,303,412
                                                                                                    ===============
Net Assets consist of:
Paid in capital                                                                                        7,266,942
Accumulated net investment income (loss)                                                                 (62,408)
Accumulated net realized gain (loss) on investments                                                      803,054
Net unrealized appreciation (depreciation) on investments                                               (704,176)
                                                                                                    ---------------

Net Assets, for 706,647 shares                                                                      $  7,303,412
                                                                                                    ===============
Net Assets Value
Net Assets
Offering price and redemption price per share ($7,303,412 / 706,647)                                $      10.34
                                                                                                    ===============

See accompanying notes which are an integral part of the financial statements.

The RiverGuide Fund
Statement of Operations
Six months ended May 31, 2003 (Unaudited)

Investment Income
Interest income                                                                                         13,726
                                                                                                    -------------
  Total Income                                                                                          13,726
                                                                                                    -------------

Expenses
Investment advisor fee                                                                                  74,177
Trustee expenses                                                                                         1,846
Other expenses                                                                                             111
                                                                                                    -------------
  Total Expenses                                                                                        76,134
                                                                                                    -------------
Net Investment Income (Loss)                                                                           (62,408)
                                                                                                    -------------


Realized & Unrealized Gain (Loss)
Net realized gain (loss) on investment securities                                                    1,032,980
Change in net unrealized appreciation (depreciation)
   on investment securities                                                                           (704,394)
                                                                                                    -------------
Net realized and unrealized gain (loss) on investment securities                                       328,586
                                                                                                    -------------
Net increase (decrease) in net assets resulting from operations                                     $  266,178
                                                                                                    =============

See accompanying notes which are an integral part of the financial statements.

The RiverGuide Fund
Statement of Changes In Net Assets

                                                                                Six months ended
                                                                                  May 31, 2003            Period ended
Increase (Decrease) in Net Assets                                                 (Unaudited)           Nov. 30, 2002 (a)
                                                                               -------------------   ---------------------
Operations
  Net investment income (loss)                                                 $    (62,408)         $    (67,927)
  Net realized gain (loss) on investment securities                               1,032,980               501,779
  Change in net unrealized appreciation (depreciation)                             (704,394)                  218
                                                                               -------------------   ---------------------
  Net increase (decrease) in net assets resulting from operations                   266,178               434,070
                                                                               -------------------   ---------------------
Distributions
  From net investment income                                                            -                    -
  From net realized gain                                                           (663,778)                 -
                                                                               -------------------   ---------------------
  Total distributions                                                              (663,778)                 -
                                                                               -------------------   ---------------------
Capital Share Transactions
  Proceeds from shares sold                                                       2,579,939             5,777,829
  Reinvestment of distributions                                                     433,912                  -
  Amount paid for shares repurchased                                               (833,826)             (690,912)
                                                                               -------------------   ---------------------
  Net increase (decrease) in net assets resulting
     from share transactions                                                      2,180,025             5,086,917
                                                                               -------------------   ---------------------
Total Increase (Decrease) in Net Assets                                           1,782,425             5,520,987
                                                                               -------------------   ---------------------
Net Assets
  Beginning of period                                                             5,520,987                  -
                                                                               -------------------   ---------------------
  End of period [including accumulated net
    investment income (loss) of  $(62,408) and $0, respectively]               $  7,303,412          $  5,520,987
                                                                               ===================   =====================
Capital Share Transactions
  Shares sold                                                                       240,515               575,532
  Shares issued in reinvestment of distributions                                     41,168                  -
  Shares repurchased                                                                (79,848)              (70,720)
                                                                               -------------------   ---------------------

  Net increase (decrease) from capital transactions                                 201,835               504,812
                                                                               ===================   =====================

(a) For the period December 7, 2001 (Commencement of Operations) to November 30, 2002.

See accompanying notes which are an integral part of the financial statements.

The RiverGuide Fund
Financial Highlights

                                                                                Six months ended
                                                                                  May 31, 2003            Period ended
                                                                                  (Unaudited)           Nov. 30, 2002 (c)
                                                                               ------------------    --------------------
Selected Per Share Data
Net asset value, beginning of period                                           $      10.94          $      10.00
                                                                               ------------------    --------------------
Income from investment operations
  Net investment income (loss)                                                        (0.10)                (0.16)
  Net realized and unrealized gain (loss)                                              0.78                  1.10
                                                                               ------------------    --------------------
Total from investment operations                                                       0.68                  0.94
                                                                               ------------------    --------------------
Less Distributions to shareholders:
  From net investment income                                                           0.00                  0.00
  From net realized gain                                                              (1.28)                 0.00
                                                                               ------------------    --------------------
Total distributions                                                                   (1.28)                 0.00
                                                                               ------------------   --------------------

Net asset value, end of period                                                 $      10.34          $      10.94
                                                                               ==================    ====================

Total Return                                                                         6.55%(b)               9.40%(b)

Ratios and Supplemental Data
Net assets, end of period (000)                                                $      7,303          $        5,521
Ratio of expenses to average net assets                                              2.31%(a)               2.32%(a)
Ratio of net investment income to
   average net assets                                                               (1.89)(a)              (1.62)(a)
Portfolio turnover rate                                                                0.00%              6,493.00%


(a)  Annualized.
(b)  For periods of less than a full year, total return is not annualized.
(c) For the period December 7, 2001 (Commencement of Operations) through November 30, 2002.

See accompanying notes which are an integral part of the financial statements.

                             RiverGuide Fund
                      Notes to Financial Statements
                         May 31, 2003 (Unaudited)


NOTE 1.  ORGANIZATION

          The RiverGuide Fund (the "Fund") was organized as a non-diversified series of Unified Series Trust (the "Trust") on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). On January 3, 2003, the Fund acquired all of the asset and liabilities of the RiverGuide Fund, a series of the AmeriPrime Advisors Trust (the "Predecessor Fund") in a tax-free reorganization. The Predecessor Fund commenced operations on December 7, 2001. The Trust
     Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board of Trustees. The Fund's investment objective is capital appreciation. The Fund's investment advisor is Bates Total Asset Management, Inc. (the "Adviser").



NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

          Securities Valuations - Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when in the opinion of the Adviser the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

          Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing services does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

          Federal Income Taxes - The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

          Dividends and Distributions - The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis. The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

          Other - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective

                              RiverGuide Fund
                        Notes to Financial Statements
                     May 31, 2003 (Unaudited) - continued


NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

     securities. Generally accepted accounting principles require that financial reporting differences relating to shareholder distributions be classified to accumulated net realized gains.


NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

          The Fund retains Bates Total Asset Management, Inc. to manage the Fund's investments. The Adviser was founded in 1992. The Adviser's clients consist primarily of high net worth individuals and retirement plans. L. Brent Bates has served as the President and Chief Executive Officer since February 1999. Mr. Bates has been primarily responsible for the day-to-day management of the Fund's portfolio since its inception.


          Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expense on securities sold short), fees and expenses of the non-interested person trustees, 12b-1 expenses and extraordinary expenses. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 2.25% of the average daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund's expenses, except those specified above, are paid by the Adviser. For the six months ended May 31, 2003, the Adviser earned a fee of $74,177 from the Fund.

          The Fund retains Unified Fund Services, Inc., ("Unified") a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and provide the Fund with administrative, transfer agency and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Adviser paid all administrative, transfer agency and fund accounting fees on behalf of the Fund per the Agreement. A Trustee and the Officers of the Trust are members of management and/or employees of Unified.

          The Fund retains Unified Financial Securities, Inc., a wholly owned subsidiary of Unified Financial Services, Inc., to act as the principal distributor of its shares. The Fund made no payments to the Distributor during the six months ended May 31, 2003. Timothy L. Ashburn (a Trustee and officer of the Trust) and Thomas G. Napurano (an officer of the Trust) are a director and officer, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent company of the Distributor), and may be deemed to be affiliates of the Distributor.


NOTE 4.  INVESTMENTS

          For the six  months  ended  May  31,  2003,  purchases  and  sales  of investment securities, other than short-term investments, aggregated $8,850,450 and $8,922,540, respectively. As of May 31, 2003, the gross unrealized appreciation for all securities totaled $0 and the gross unrealized depreciation for all securities totaled $704,176 for a net unrealized depreciation of $704,176. The aggregate cost of securities for federal income tax purposes at May 31, 2003 was $8,022,301.

                             RiverGuide Fund
                       Notes to Financial Statements
                    May 31, 2003 (Unaudited) - continued


NOTE 5. ESTIMATES

          Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.


NOTE 6. RELATED PARTY TRANSACTIONS

          The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of May 31, 2003, Charles Schwab & Co. held an omnibus account for the benefit of others amounting to more than 98% of the Fund's shares.

Item 2.  Code of Ethics.  Not applicable.



Item 3.  Audit Committee Financial Expert. Not applicable.



Item 4.  Principal Accountant Fees and Services.  Not applicable.



Item 5. Audit Committee of Listed Companies.  Not applicable.



Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.



Item 8. Reserved.

Item 9.  Controls and Procedures.

     (a) Based on an evaluation of the registrant's disclosure controls and procedures as of June 30, 2003, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

     (b) There were no significant changes in the registrant's internal controls or in other factors that could affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.



Item 10.  Exhibits.
(a) Not applicable.[see Item 2.]
(b) Certifications required by Item 10(b) of Form N-CSR are filed herewith.

[File the exhibits listed below as part of this Form.
Letter or number the exhibits in the sequence indicated.

(a) Annual reports only: Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. (registrant may file the Code of Ethics, or state in the annual report that 1) the Code is available on website (give address) or 2) state that the Code is available on request without charge, and explain how to request a copy. This Exhibit is named "EX-99.CODE ETH" for EDGAR filing.].

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act(17 CFR 270.30a-2). This Exhibit is named "EX-99.CERT" for EDGAR filing.]

                                  SIGNATURES

[See General Instruction F: the report must be signed by the registrant, and by each officer that provided a certification.]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)Unified Series Trust

By (Signature and Title)
* /s/ Timothy Ashburn
Timothy Ashburn, President

Date  7/22/03

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
* /s/ Timothy Ashburn
Timothy Ashburn, President

Date   7/22/03

By (Signature and Title)
* /s/ Thomas Napurano
Thomas Napurano, Chief Financial Officer

Date  7/28/03